RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2025
RECOVERABLE TAXES
Schedule of Recoverable Taxes
			Change
	12/31/2025	12/31/2024	$	%
Recoverable taxes (²)

COFINS	42,222	37,341	4,851	13%
ICMS	4,795	10,839	(6,044)	(56)%
PIS	9,167	8,114	1,053	13%
IRPJ	2,321	2,918	(597)	(20)%
CSLL	1,905	1,833	72	4%
INSS	30	341	(311)	(91)%
OTHERS	8,676	-	8,676	100%
Total	69,116	61,416	10,089	13%